Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Valuation allowances	$ 8,730,000	$ 8,326,000
Decrease in valuation allowances	404,000
Net operating loss carryforward	$ 15,688,000
Operating loss carryforwards expiration period	Expiring through 2036.
Federal corporate income tax rate	34.00%